DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Impact to Cash Flow Statement (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 02, 2018	Feb. 03, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Change in cash from operating activities	$ 6,843	$ 2,367
Change in cash from investing activities	(2,875)	(31,236)
Change in cash from financing activities	403	31,785
Change in cash and cash equivalents	4,546	2,940
Cash, cash equivalents, and restricted cash at beginning of the period	9,832	6,892
Cash, cash equivalents, and restricted cash at end of the period	14,378	9,832
As Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Change in cash from operating activities	6,810	2,309
Change in cash from investing activities	(2,881)	(31,256)
Change in cash from financing activities	364	31,821
Change in cash and cash equivalents	4,468	2,898
Cash, cash equivalents, and restricted cash at beginning of the period	9,474	6,576
Cash, cash equivalents, and restricted cash at end of the period	13,942	9,474
Classification of Certain Cash Receipts and Cash Payments
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Change in cash from operating activities	48	39
Change in cash from investing activities	0	0
Change in cash from financing activities	(48)	(39)
Statement of Cash Flows, Restricted Cash
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Change in cash from operating activities	(15)	19
Change in cash from investing activities	6	20
Change in cash from financing activities	87	3
Change in cash and cash equivalents	78	42
Cash, cash equivalents, and restricted cash at beginning of the period	358	316
Cash, cash equivalents, and restricted cash at end of the period	$ 436	$ 358